Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2025-1
Statement to Securityholders
Determination Date: June 10, 2026

Payment Date	6/15/2026
Collection Period Start	5/1/2026
Collection Period End	5/31/2026
Interest Period Start	5/15/2026
Interest Period End	6/14/2026

Cut-Off Date Net Pool Balance	$1,456,229,893.76
Cut-Off Date Adjusted Pool Balance	$1,431,844,216.07

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Nov-26
Class A-2a Notes	$264,736,051.40	$25,806,143.66	$238,929,907.74	0.809383	Jan-29
Class A-2b Notes	$184,382,561.54	$17,973,384.61	$166,409,176.93	0.809383	Jan-29
Class A-3 Notes	$501,800,000.00	$—	$501,800,000.00	1.000000	Jul-30
Class A-4 Notes	$98,460,000.00	$—	$98,460,000.00	1.000000	Feb-31
Class B Notes	$14,310,000.00	$—	$14,310,000.00	1.000000	Mar-31
Class C Notes	$14,310,000.00	$—	$14,310,000.00	1.000000	Apr-31
Class D Notes	$14,310,000.00	$—	$14,310,000.00	1.000000	Jan-32
Total Notes	$1,092,308,612.94	$43,779,528.27	$1,048,529,084.67

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,115,057,574.34	$1,070,576,784.33	0.735170
YSOC Amount	$19,169,350.86	$18,468,089.12
Adjusted Pool Balance	$1,095,888,223.48	$1,052,108,695.21
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,579,610.54	$3,579,610.54
Reserve Account Balance	$3,579,610.54	$3,579,610.54

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	3.92500%	ACT/360	$—
Class A-2a Notes	$264,736,051.40	3.88000%	30/360	$855,979.90
Class A-2b Notes	$184,382,561.54	3.97285%	ACT/360	$630,784.78
Class A-3 Notes	$501,800,000.00	3.85000%	30/360	$1,609,941.67
Class A-4 Notes	$98,460,000.00	3.92000%	30/360	$321,636.00
Class B Notes	$14,310,000.00	4.23000%	30/360	$50,442.75
Class C Notes	$14,310,000.00	4.43000%	30/360	$52,827.75
Class D Notes	$14,310,000.00	4.87000%	30/360	$58,074.75
Total Notes	$1,092,308,612.94			$3,579,687.60

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,115,057,574.34	$1,070,576,784.33
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,095,888,223.48	$1,052,108,695.21
Number of Receivables Outstanding	62,910	61,548
Weighted Average Contract Rate	7.26%	7.26%
Weighted Average Remaining Term (months)	49.6	48.7

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$6,625,954.15
Principal Collections	$44,087,587.60
Liquidation Proceeds	$139,512.14
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$50,853,053.89
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$50,853,053.89

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$929,214.65	$929,214.65	$—	$—	$49,923,839.24
Interest - Class A-1 Notes	$—	$—	$—	$—	$49,923,839.24
Interest - Class A-2a Notes	$855,979.90	$855,979.90	$—	$—	$49,067,859.34
Interest - Class A-2b Notes	$630,784.78	$630,784.78	$—	$—	$48,437,074.56
Interest - Class A-3 Notes	$1,609,941.67	$1,609,941.67	$—	$—	$46,827,132.89
Interest - Class A-4 Notes	$321,636.00	$321,636.00	$—	$—	$46,505,496.89
First Allocation of Principal	$—	$—	$—	$—	$46,505,496.89
Interest - Class B Notes	$50,442.75	$50,442.75	$—	$—	$46,455,054.14
Second Allocation of Principal	$11,579,917.73	$11,579,917.73	$—	$—	$34,875,136.41
Interest - Class C Notes	$52,827.75	$52,827.75	$—	$—	$34,822,308.66
Third Allocation of Principal	$14,310,000.00	$14,310,000.00	$—	$—	$20,512,308.66
Interest - Class D Notes	$58,074.75	$58,074.75	$—	$—	$20,454,233.91
Fourth Allocation of Principal	$14,310,000.00	$14,310,000.00	$—	$—	$6,144,233.91
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,144,233.91
Regular Principal Distribution Amount	$3,579,610.54	$3,579,610.54	$—	$—	$2,564,623.37
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,564,623.37
Remaining Funds to Certificates	$2,564,623.37	$2,564,623.37	$—	$—	$—
Total	$50,853,053.89	$50,853,053.89	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$19,169,350.86
Increase/(Decrease)	$(701,261.74)
Ending YSOC Amount	$18,468,089.12

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,095,888,223.48	$1,052,108,695.21
Note Balance	$1,092,308,612.94	$1,048,529,084.67
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,579,610.54	$3,579,610.54
Target Overcollateralization Amount	$3,579,610.54	$3,579,610.54
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,579,610.54
Beginning Reserve Account Balance	$3,579,610.54
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,579,610.54

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.04%	31	$393,202.42
Liquidation Proceeds of Defaulted Receivables[2]	0.01%	59	$139,512.14
Monthly Net Losses (Liquidation Proceeds)			$253,690.28
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.07%
Second Preceding Collection Period			0.13%
Preceding Collection Period			0.13%
Current Collection Period			0.28%
Four-Month Average Net Loss Ratio			0.15%
Cumulative Net Losses for All Periods			$997,239.57
Cumulative Net Loss Ratio			0.07%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.08%	36	$873,789.15
60-89 Days Delinquent	0.02%	12	$238,510.58
90-119 Days Delinquent	0.01%	3	$93,565.05
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.11%	51	$1,205,864.78

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		8	$147,245.09
Total Repossessed Inventory		9	$181,020.46

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		15	$332,075.63
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.01%
Second Preceding Collection Period			0.02%
Preceding Collection Period			0.04%
Current Collection Period			0.03%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of May 2026.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.51	0.05%	30	0.05%